OPERATIONAL CONTEXT - New concession contracts - Intangible assets (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2023
INTANGIBLE ASSETS
Increase in intangible assets	R$ 75,021,259	R$ 75,021,259
Chesf
INTANGIBLE ASSETS
Increase in intangible assets		28,337,783
Chesf | Xingo
INTANGIBLE ASSETS
Increase in intangible assets		11,267,333
Chesf | Complexo Paulo Afonso
INTANGIBLE ASSETS
Increase in intangible assets		10,590,724
Chesf | UHE Luiz Gonzaga (Itaparica)
INTANGIBLE ASSETS
Increase in intangible assets		4,693,535
Chesf | Boa Esperana
INTANGIBLE ASSETS
Increase in intangible assets		876,032
Chesf | Sobradinho
INTANGIBLE ASSETS
Increase in intangible assets		874,546
Chesf | Funil - BA
INTANGIBLE ASSETS
Increase in intangible assets		28,489
Chesf | Pedra
INTANGIBLE ASSETS
Increase in intangible assets		7,124
Eletronorte
INTANGIBLE ASSETS
Increase in intangible assets		26,284,738
Eletronorte | Tucuru
INTANGIBLE ASSETS
Increase in intangible assets		25,542,126
Eletronorte | Coaracy Nunes
INTANGIBLE ASSETS
Increase in intangible assets		582,030
Eletronorte | UHE Curu-Una
INTANGIBLE ASSETS
Increase in intangible assets		160,582
Furnas
INTANGIBLE ASSETS
Increase in intangible assets		20,398,738
Furnas | Marimbondo
INTANGIBLE ASSETS
Increase in intangible assets		4,416,843
Furnas | Furnas
INTANGIBLE ASSETS
Increase in intangible assets		4,025,234
Furnas | Estreito (Lus Carlos B. de Carvalho)
INTANGIBLE ASSETS
Increase in intangible assets		3,177,816
Furnas | Itumbiara
INTANGIBLE ASSETS
Increase in intangible assets		2,958,106
Furnas | Mascarenhas de Moraes (Peixoto)
INTANGIBLE ASSETS
Increase in intangible assets		2,476,008
Furnas | Corumb I HPP
INTANGIBLE ASSETS
Increase in intangible assets		1,431,622
Furnas | UHE Porto Colmbia
INTANGIBLE ASSETS
Increase in intangible assets		1,322,485
Furnas | Funil - RJ
INTANGIBLE ASSETS
Increase in intangible assets		R$ 590,624